CAMINO ROJO PROJECT LOAN (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) tranche shares	Jul. 14, 2021 shares	Apr. 30, 2021 USD ($)	Dec. 28, 2019 $ / shares
Borrowings
Total amounts drawn	$ 113,260,000	$ 60,696,000
Number of shares issued | shares				9,085,263
Interest costs capitalised	12,400,000	700,000
Camino Rojo Project Loan
Borrowings
Notional amount			$ 125,000,000
Number of tranches | tranche			3
Total amounts drawn	113,260,000	60,696,000	$ 12,961,000
Undrawn borrowing facilities					$ 50,000,000
Interest rate			8.80%
Number of shares issued | shares			32,500,000
Exercise price of warrants | $ / shares						$ 3.00
Capitalized interest on loan to mineral properties under development			$ 12,039,000
Camino Rojo Project Loan | Loan advances
Borrowings
Total amounts drawn	$ 125,000,000	$ 75,000,000	$ 25,000,000